Taxes (Details) $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Taxes [Line Items]
Effective income tax rate reconciliation, disposition of asset, amount		$ 2,000,000
Effective income tax rate reconciliation issued share capital	50.00%	50.00%
Income tax liability	$ 0.2	$ 1,600,000
Lowered Tax Rate [Member]
Taxes [Line Items]
Tax rate	8.25%	8.25%
Legacy Tax Rate [Member]
Taxes [Line Items]
Tax rate	16.50%	16.50%
Hong Kong [Member]
Taxes [Line Items]
Tax credit		$ 3,000	$ 1,500	$ 3,000